Note 14 - Regulatory Matters	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note N - Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company and the Bank on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019. Bank holding companies meeting the requirements of the Federal Reserve Board’s Small Bank Holding Company Policy are exempt from compliance with the consolidated capital requirements, although their bank subsidiaries are still subject to the bank capital requirements. Effective May 15, 2015, the Federal Reserve Board amended the Small Bank Holding Company Policy to increase from $500 million to $1 billion the asset threshold for a bank to qualify under the Policy. Pursuant to that Policy, at December 31, 2015, the Company was not subject to the consolidated capital requirements. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Capital amounts and ratios for December 31, 2014 are calculated using Basel I rules. Management believes that as of December 31, 2015, the Bank met all capital adequacy requirements to which it was subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2015 and 2014, the Bank met the capital requirements to be deemed well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

At year-end, consolidated actual capital levels and minimum required levels for the Company and the Bank were:

	Actual		Minimum Required To Be Adequately Capitalized Under Prompt Corrective Action Regulations		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2015
Total capital (to risk weighted assets)
Consolidated	$104,047	18.2%	N/A	N/A	N/A	N/A
Bank	91,006	16.3	$44,799	8.0%	$55,999	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	88,899	15.6	N/A	N/A	N/A	N/A
Bank	84,686	15.1	25,199	4.5	36,399	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	97,399	17.1	N/A	N/A	N/A	N/A
Bank	84,686	15.1	33,599	6.0	44,799	8.0
Tier 1 capital (to average assets)
Consolidated	97,399	12.2	N/A	N/A	N/A	N/A
Bank	84,686	10.8	31,280	4.0	39,100	5.0

2014
Total capital (to risk weighted assets)
Consolidated	$99,607	17.4%	$45,765	8.0%	N/A	N/A
Bank	87,670	15.6	44,935	8.0	$56,169	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	92,442	16.2	22,883	4.0	N/A	N/A
Bank	80,637	14.4	22,468	4.0	33,701	6.0
Tier 1 capital (to average assets)
Consolidated	92,442	11.8	31,306	4.0	N/A	N/A
Bank	80,637	10.5	30,702	4.0	38,377	5.0

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities. These restrictions generally limit dividends to the current and prior two years retained earnings. At January 1, 2016 approximately $8,347 of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.